October 24, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
       MERRILL LYNCH FUNDAMENTAL
       GROWTH FUND, INC.
       File No. 33-47875

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company
Act of 1940, Merrill Lynch Fundamental
Growth Fund, Inc. (the "Fund") hereby
files its Rule 24f-2 Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended August 31, 1995 (the "Fiscal Year").

2. No shares of common stock of the
   Fund which had been registered under
   the Securities Act of 1933
   (the "Securities Act") other than
   pursuant to Rule 24f-2 remained
   unsold at the beginning of the
   Fiscal Year.

3. No shares of common stock were
   registered under the Securities Act
   during the Fiscal Year other than
   pursuant to Rule 24f-2.

4. 13,449,397 shares of common stock
    were sold during the Fiscal Year.*

5. 13,449,397 shares of common stock
   were sold during the Fiscal Year in
   reliance upon registration pursuant to
   Rule 24f-2.  Transmitted with the
   Notice is an opinion of Brown & Wood,
   counsel for the Fund, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid for and non-assessable.



_______________
*Of this amount, 2,009,549 Class A
shares were sold at an aggregate price
of $21,632,147, 8,004,244 Class B
shares were sold at an aggregate price
of $80,928,047, 2,740,277 Class C
shares were sold at an aggregate
price of $27,157,046 and 695,327 Class
D shares were sold at an aggregate
price of $7,268,144. The aggregate
sale price of all shares of common
stock sold during the Fiscal Year
was $136,985,384.

6. In accordance with Paragraph (c) of
   Rule 24f-2, the fee of $23,791.88 has
   been wired.  Such fee which relates to
   the 13,449,397 shares of common
   stock referred to in Paragraph 5 is
   based upon the aggregate sale price
   for which such securities were sold
   during the Fiscal Year, reduced by the
   actual aggregate redemption or
   repurchase price of shares of common
   stock redeemed or repurchased during
   the Fiscal Year. The Fund did not apply the redemption or repurchase price of any shares of common stock redeemed or repurchased during the Fiscal Year pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. The calculation of the amount on which the filing fee is based is as follows:

   (i) Actual aggregate sale price for
      the 13,449,397 shares of common
      stock sold during the Fiscal
      Year in reliance upon registration
      pursuant to Rule 24f-2.
                                           $136,985,384

reduced by

   (ii) Actual aggregate redemption
       price for the 6,803,432 shares
      of common stock redeemed during
      the Fiscal Year.*
                                            $67,988,935


equals amount on which filing fee is based

                                            $68,996,449


Based upon the above calculation,
$23,791.88 is payable with respect
to the registration of shares of
common stock of the Fund.


Please direct any questions relating to this filing to Michael J. Hennewinkel at P.O.
Box 9011, Princeton, NJ, 08543-9011 or to
Laurin Blumenthal Kleiman at Brown & Wood,
One World Trade Center, New York, New York
10048, (212) 839-5525.

Very truly yours,

MERRILL LYNCH FUNDAMENTAL
GROWTH FUND, INC.



By /s/ Michael J. Hennewinkel
   - - - - - - - - - - - - -
     Michael J. Hennewinkel
        Secretary




________________
*Of this amount, 192,250 Class A shares
were redeemed at an aggregate price of
$2,043,907, 2,444,266 Class B shares
were redeemed at an aggregate price of
$24,442,131, 3,721,745 Class C shares
were redeemed at an aggregate price of
$36,946,754 and 445,171 Class D shares
were redeemed at an aggregate price
of $4,556,143.